Prepayment and other current assets, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deductible VAT	¥ 828			¥ 1,211
Deposits	9,029			7,640
Receivables due from third-party online payment platforms	5,856			6,533
Staff advances	2,520			1,306
Prepaid promotion expenses	42,208			49,614
Receivable from borrowers for the guarantee payment to commercial bank	13,845			10,208
Others	8,987			6,646
Less: provisions for prepayment and other current assets	(26,346)			(22,698)
Total prepayment and other current assets, net	56,927		$ 8,499	¥ 60,460
Provisions for prepayment and other current assets	¥ 3,648	¥ 413